SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 17 - SHARE-BASED PAYMENTS:

On May 30, 2010, a general meeting of shareholders approved the option plan of the Company (the “Option Plan”), after being approved by the BoD. In 2017 the Option Plan was amended and restated as the 2010 Award Plan (the “Award Plan”). As of December 31, 2019, the Award Plan allows the Company to allocate up to 51,332,508 options to employees, consultants, and directors and are reserved by the BoD for issuance under the Award Plan. The terms and conditions of the grants were determined by the BoD and are according to the Award Plan.

a.   The following is information on options granted in 2019:

	Number of options granted
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			ordinary	grant in U.S. dollars
Date of grant	directors (1)	To directors (1)(2)	Total	share ($)	in thousands (3)
February 2019	1,580,000	—	1,580,000	0.89	628
May 2019	5,640,000	—	5,640,000	0.92	2,433
June 2019	—	1,875,000	1,875,000	0.92	641
July 2019	435,000	—	435,000	0.80	173
September 2019	350,000	—	350,000	0.80	150
November 2019	600,000	—	600,000	0.76	195
December 2019	1,370,000	—	1,370,000	0.69	451
	9,975,000	1,875,000	11,850,000		4,671

1)   The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

The options include both options exercisable into the Company’s ordinary shares and options exercisable to the Company’s ADSs.

2)   The general meeting of the Company’s shareholders held on June 24, 2019 (the “June 2019 AGM”), subsequent to approval of the Company’s BoD, granted 1,875,000 options under the Company’s Award Plan, of which 1,125,000 options to the Company’s directors and 750,000 options to the Company's Chairman of the BoD and Chief Executive Officer.

3)   The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $0.61 - $0.83, expected volatility: 57.48% - 58.27%, risk-free interest rate: 1.63% - 2.67% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used in based on the historical volatility of the Company’s ordinary share.

b.  The June 2019 AGM, subsequent to approval of the Company’s BoD, granted a three-year extension of the exercise period of fully-vested options exercisable into the Company's ordinary shares granted to the Company's Chairman of the BoD and Chief Executive Officer, that were originally scheduled to expire in February 2019. Accordingly, 600,000 options were extended with new terms: the exercise price will increase by 50% to 1.08 per ordinary share and will not be exercisable within one year of the extension. These options originally had a term of seven years. The total incremental fair value of the options was approximately $0.2 million and was recorded immediately to the Statements of Comprehensive Loss.

c.    The following is information on options granted in 2018:

	Number of options granted
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to	To directors		ordinary	grant in U.S. dollars
Date of grant	directors (1)	(1) (2)	Total	share ($)	in thousands (3)
January 2018	1,455,000	—	1,455,000	0.56	433
March 2018	3,210,000	—	3,210,000	0.65	808
May 2018	—	500,000	500,000	0.65	111
August 2018	630,000	—	630,000	0.84	238
November 2018	210,000		210,000	0.90	102
	5,505,000	500,000	6,005,000		1,692

1)

The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

2)

The options include both options exercisable into the Company’s ordinary shares and options exercisable to the Company’s ADSs.

3)

The general meeting of the Company’s shareholders held on May 2, 2018 (the “May 2018 AGM”), subsequent to approval of the Company’s BoD, granted 500,000 options under the Company’s Award Plan to the Company's Chairman of the BoD and Chief Executive Officer.

4)

The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $0.48 - $0.88, expected volatility: 50.99% - 58.4%, risk-free interest rate: 2.65% - 3.19% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. the expected volatility assumption used in based on the historical volatility of the Company’s ordinary share.

d.

During 2018, the BoD approved a three years extension of the exercise period of fully-vested options exercisable into the Company's ordinary shares granted to employees and consultants that were originally scheduled to expire in February 2018, March 2018, August 2018, January 2019 and February 2019. Accordingly, 2,844,210 options, 120,000 options, 260,000 options, 750,000 options and 400,000 options, respectively, were extended with new terms: the exercise price will increase by 50% to $0.75,  $1.575,  $1.035,  $1.08 and $1.08 per ordinary share, respectively, and will not be exercisable within one year of the extension. These options originally had a term of seven years. The total incremental fair value of the options as of the date of the extension was approximately $0.4 million and was recorded to the Statements of Comprehensive Loss immediately.

e.

The May 2018 AGM, subsequent to approval of the Company’s BoD, granted a three-year extensions of the exercise period of 1,540,000 fully-vested options exercisable into the Company's ordinary shares and 150,000 fully-vested options exercisable into the Company's ordinary shares granted to the Company's Chairman of the BoD and Chief Executive Officer and to a non-executive director of the Company, respectively, that were originally scheduled to expire in February 2018 and May 2018, respectively. These options originally had a term of seven years, and the extensions are under the same terms as detailed in d above. The total incremental fair value of the options on the date of May 2018 AGM was $0.1 million and was recorded to the Statements of Comprehensive Loss immediately.

f.    Changes in the number of options and weighted averages of exercise prices are as follows:

	Year Ended December 31,
	2019		2018
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	29,360,235	1.05	25,781,798	1.05
Exercised	(8,750)	0.61	(719,374)	0.02
Expired and forfeited	(692,501)	1.03	(1,707,189)	0.96
Granted	11,850,000	0.87	6,005,000	0.66
Outstanding at end of year	40,508,984	1.03	29,360,235	1.05
Exercisable at end of year	24,902,923	1.14	12,962,574	1.25

g.    The following is information about the exercise price and remaining useful life of outstanding options at year-end:

Year Ended December 31,
2019			2018
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
40,508,984	$0.56-$1.61	5.2	29,360,235	$0.56-$1.61	4.3

h.    Expenses recognized in profit or loss for the options are as follows:

Year Ended December 31,
2019	2018	2017
U.S. dollars in thousands
3,027	2,678	2,235

The remaining compensation expenses as of December 31, 2019, are $3.5 million and will be expensed in full by September 2023.

The options granted to Company employees in Israel are governed by relevant rules in Section 102 to the Israel Income Tax Ordinance (hereinafter the “Ordinance”). According to the treatment elected by the Company and these rules, the Company is not entitled to claim as tax deductions the amounts charged to employees as a benefit, including amounts recognized as payroll benefits in Company, accounts for the options the employees received within the Award Plan. Options granted to option holders who are related parties of the Company are governed by Section 3(i) to the Ordinance.